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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ----------

FRANKLIN HIGH INCOME TRUST
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)


CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ----------------

Date of fiscal year end:   5/31
                         -------

Date of reporting period: 6/30/06
                         ---------

ITEM 1. PROXY VOTING RECORD


======================= FRANKLIN'S AGE HIGH INCOME FUND ========================


GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AQ3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       For        Management
      THE ISSUANCE OF THE GUARANTEES


--------------------------------------------------------------------------------

MCMORAN EXPLORATION CO.

Ticker:       MMR            Security ID:  582411104
Meeting Date: MAY 4, 2006    Meeting Type: Annual
Record Date:  MAR 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard C. Adkerson        For       For        Management
1.2   Elect Director Robert A. Day              For       For        Management
1.3   Elect Director Gerald J. Ford             For       Withhold   Management
1.4   Elect Director H. Devon Graham, Jr.       For       Withhold   Management
1.5   Elect Director James R. Moffett           For       For        Management
1.6   Elect Director B.M. Rankin, Jr.           For       Withhold   Management
1.7   Elect Director J. Taylor Wharton          For       Withhold   Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

NEXTEL COMMUNICATIONS, INC.

Ticker:       NXTL           Security ID:  65332V103
Meeting Date: JUL 13, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management
3.1   Elect Director Timothy M. Donahue         For       For        Management
3.2   Elect Director Frank M. Drendel           For       For        Management
3.3   Elect Director William E. Kennard         For       For        Management
4     Ratify Auditors                           For       For        Management
5     Approve Omnibus Stock Plan                For       For        Management


--------------------------------------------------------------------------------

NTL INC

Ticker:       NTLI           Security ID:  87956T107
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  JAN 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Articles to Reclassify Each Share   For       For        Management
      of Common Stock
2     Issue Shares in Connection with an        For       For        Management
      Acquisition


--------------------------------------------------------------------------------

NTL INC

Ticker:       NTLI           Security ID:  62941W101
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  APR 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edwin M. Banks             For       Withhold   Management
1.2   Elect Director Stephen A. Burch           For       For        Management
1.3   Elect Director Simon P. Duffy             For       Withhold   Management
1.4   Elect Director Charles C. Gallagher       For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Adoption of Share Issuance Bonus Scheme   For       For        Management
4     Approve Omnibus Stock Plan                For       For        Management


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SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: APR 18, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Keith J. Bane              For       For        Management
1.2   Elect Director Gordon M. Bethune          For       For        Management
1.3   Elect Director Timothy M. Donahue         For       For        Management
1.4   Elect Director Frank M. Drendel           For       Withhold   Management
1.5   Elect Director Gary D. Forsee             For       For        Management
1.6   Elect Director James H. Hance, Jr.        For       For        Management
1.7   Elect Director V. Janet Hill              For       For        Management
1.8   Elect Director Irvine O. Hockaday, Jr     For       For        Management
1.9   Elect Director William E. Kennard         For       Withhold   Management
1.10  Elect Director Linda Koch Lorimer         For       For        Management
1.11  Elect Director Stephanie M. Shern         For       For        Management
1.12  Elect Director William H. Swanson         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
4     Restore or Provide for Cumulative Voting  Against   For        Shareholder







                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST
            -------------------------------------------------------------------

By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 28, 2006
    -------------------


*Print the name and title of each signing officer under his or her signature.